FINANCIAL INSTRUMENTS - Sensitivity (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Bottom of range
Disclosure of sensitivity:
Basis curve		12 months
Top of range
Disclosure of sensitivity:
Basis curve		15 months
Long-term debt
Disclosure of sensitivity:
Financial liabilities, fair value	$ 518.8	$ 518.8		$ 596.2
6.75% $100M convertible debentures
Disclosure of sensitivity:
Financial liabilities, fair value	$ 100.0	$ 100.0
Interest rate	6.75%	6.75%
6.75% $160M convertible debentures
Disclosure of sensitivity:
Financial liabilities, fair value	$ 160.0	$ 160.0
Interest rate	6.75%	6.75%
Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of extrapolation	5.00%	5.00%
Cash flow hedges | Not later than one year | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		50.00%
Cash flow hedges | Not later than one year | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		100.00%
Cash flow hedges | Later than one year and not later than two years | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		0.00%
Cash flow hedges | Later than one year and not later than two years | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		50.00%
Commodity price risk
Disclosure of sensitivity:
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 141.0
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 140.1
Commodity price risk | Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of increase, liabilities	10.00%	10.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 142.6
Percentage of decrease, liabiities	10.00%	10.00%	10.00%
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 141.7
Currency risk
Disclosure of sensitivity:
Percentage of increase, liabilities	5.00%	5.00%
Percentage of decrease, liabiities	5.00%	5.00%
Increase (decrease), due to decrease, recognized in profit or loss after tax	$ 4.3
Increase (decrease) due to increase, liabilities, impact on profit or loss after tax	3.9
Increase in risk variable, impact on other comprehensive income (loss)	10.8
Decrease in risk variable, impact on other comprehensive income (loss)	$ 9.6
Interest rate risk
Disclosure of sensitivity:
Percentage of increase, liabilities	1.00%	1.00%	1.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 1.5		$ 0.6
Percentage of decrease, liabiities	1.00%	1.00%	1.00%
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 1.1		$ 0.6
Supplier risk
Disclosure of sensitivity:
Financial assets, at fair value	12.3	$ 12.3		23.8
Credit risk
Disclosure of sensitivity:
Counter party credit risk	$ 49.3	$ 49.3		$ 65.1